Note 17 - Trade and Other Receivables	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
17
.         Trade and other receivables

(US dollars in thousands)	2018	2017	2016
Current receivables			-
Trade receivables	5,333	5,248	-
Accrued income	120	13,183	-
Prepayments	391	563	-
Other receivables	2,059	722	-
Related party receivable	-	128	-
Total	7,903	19,844	-
			-
Non-current receivables			-
Loan due from associate	-	549	-
Other receivables	-	618	-
Total	-	1,167	-

Analysis of trade receivables:

(US dollars in thousands)	2018	2017	2016
Trade and other receivables	5,335	5,250	-
Less: credit note provision	(2)	(2)	-
Total	5,333	5,248	-

The maximum exposure to credit risk for trade receivables by geographic region was:

(US dollars in thousands)	2018	2017	2016
USA	129	-	-
United Kingdom	12	1,600	-
Australia	5,192	3,648	-
Total	5,333	5,248	-

The aging of the trade receivables, net of provisions is:

(US dollars in thousands)	2018	2017	2016
0-90 days	5,326	5,092	-
Greater than 90 days	7	156	-
Total	5,333	5,248	-